RESTRICTED CASH	12 Months Ended
Sep. 30, 2025
Restricted Cash
RESTRICTED CASH

NOTE 9. RESTRICTED CASH

During the year ended September 30, 2025, a subsidiary of the Company entered into certain contracts with a customer, under which the Company is required to obtain bank guarantees, which are used to cover any potential liquidated damages. The bank guarantees were secured by interest-bearing deposits placed in the bank by the subsidiary in amounts equal to the related guarantee amounts and by a guarantee from the Company for HK$9.0 million in principal, together with interest and other related charges. These deposits are contractually restricted and cannot be withdrawn or used until the relevant bank guarantees expire or are released in accordance with the underlying contracts. The related projects are targeted to reach a substantial completion by December 2027, followed by a one-year defect liability period during which the bank guarantees are expected to remain effective until the completion of the said defect liability period. Because the restrictions associated with these deposits are not expected to lapse within 12 months from the end of the reporting period, the related restricted cash are classified as non-current assets. The restricted cash associated with these contracts was HK$9.9 million as of September 30, 2025.